Condensed Consolidated Statements of Changes in Equity Statement - USD ($) $ in Millions	Total	Member's Equity [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2016	$ 2,588.9	$ 2,155.8	$ (25.9)	$ 446.5	$ 12.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(61.2)			(61.2)
Capital contributions from PBF LLC	183.3	183.3
Stock based compensation	21.5	21.5
Net income	457.2			457.1	0.1
Other comprehensive income	(1.0)		(1.0)
Other	(4.7)	(0.9)		(2.0)	(1.8)
Ending balance at Dec. 31, 2017	3,184.0	2,359.7	(26.9)	840.4	10.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(52.6)			(52.6)
Capital contributions from PBF LLC	287.0	287.0
Distribution of assets to PBF LLC	(13.7)	(13.7)
Stock based compensation	19.7	19.7
Net income	103.0			102.9	0.1
Other comprehensive income	3.0		3.0
Other	(0.6)	(0.2)		(0.4)
Ending balance at Dec. 31, 2018	3,529.8	2,652.5	(23.9)	890.3	10.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(59.4)			(59.4)
Capital contributions from PBF LLC	202.5	202.5
Distribution of TVPC investment	(168.8)	(168.8)
Distribution of assets to PBF LLC	(0.3)	(0.3)
Stock based compensation	13.9	13.9
Net income	255.6			255.5	0.1
Other comprehensive income	0.7		0.7
Ending balance at Jun. 30, 2019	3,774.0	2,699.8	(23.2)	1,086.4	11.0
Beginning balance at Dec. 31, 2018	3,529.8	2,652.5	(23.9)	890.3	10.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(121.6)			(121.6)
Capital contributions from PBF LLC	228.5	228.5
Distribution of TVPC investment	(168.8)	(168.8)
Distribution of assets to PBF LLC	(0.3)	(0.3)
Stock based compensation	27.2	27.2
Net income	388.2			388.2
Other comprehensive income	14.2		14.2
Ending balance at Dec. 31, 2019	3,897.2	2,739.1	(9.7)	1,156.9	10.9
Beginning balance at Mar. 31, 2019	3,825.0	2,658.4	(23.7)	1,179.4	10.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(36.4)			(36.4)
Capital contributions from PBF LLC	202.5	202.5
Distribution of TVPC investment	(168.8)	(168.8)
Stock based compensation	7.7	7.7
Net income	(56.5)			(56.6)	0.1
Other comprehensive income	0.5		0.5
Ending balance at Jun. 30, 2019	3,774.0	2,699.8	(23.2)	1,086.4	11.0
Beginning balance at Dec. 31, 2019	3,897.2	2,739.1	(9.7)	1,156.9	10.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Member distributions	(21.1)			(21.1)
Capital contributions from PBF LLC	24.4	24.4
Stock based compensation	13.5	13.5
Net income	(956.1)			(956.1)
Other comprehensive income	1.1		1.1
Ending balance at Jun. 30, 2020	2,959.0	2,777.0	(8.6)	179.7	10.9
Beginning balance at Mar. 31, 2020	2,409.1	2,745.9	(8.9)	(338.8)	10.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from PBF LLC	24.4	24.4
Stock based compensation	6.7	6.7
Net income	518.5			518.5
Other comprehensive income	0.3		0.3
Ending balance at Jun. 30, 2020	$ 2,959.0	$ 2,777.0	$ (8.6)	$ 179.7	$ 10.9